Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Finance lease income
Finance lease income is included within interest income. The following table shows amounts recognised in the income statement during the year.

	Barclays Bank Group
	2021	2020
	£m	£m
Finance income from net investment in lease	—	10
Loss on sales	—	(27)

Lease liabilities and Lease liabilities maturity analysis

Lease liabilities	Barclays Bank Group
	2021	2020
	£m	£m
As at 1 January	515	529
Interest expense	20	23
New leases	38	27
Disposals	(45)	(5)
Cash payments	(92)	(114)
Exchange and other movements	59	55
As at 31 December (see Note 22)	495	515
The below table sets out a maturity analysis of undiscounted lease liabilities, showing the lease payments to be paid after the reporting date.

Undiscounted lease liabilities maturity analysis	Barclays Bank Group
	2021	2020
	£m	£m
Not more than one year	81	91
One to two years	77	70
Two to three years	74	60
Three to four years	66	58
Four to five years	60	55
Five to ten years	210	227
Greater than ten years	30	68
Total undiscounted lease liabilities as at 31 December	598	629